Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

	December 31, 2016	December 31, 2015

Software development:
Opening balance	$39	$67
Additions	—	—
Depreciation	(23)	(28)

Closing balance	$16	$39